8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of Stock options outstanding (Tables)	12 Months Ended
Jan. 31, 2019
Tables/Schedules
Schedule of Stock options outstanding

The following stock options were outstanding at January 31, 2019:

Number of Options Outstanding	Number Currently Exercisable	Exercise Price	Expiry Date

2,425,000	2,425,000	$ 1.00	July 18, 2021
100,000	100,000	$ 1.00	February 20, 2021
100,000	100,000	$ 1.00	June 26, 2023